Quarterly Holdings Report
for
Fidelity Freedom® Blend 2020 Fund
June 30, 2026
FBF-Y20-NPRT1-0826
1.9892467.107
Bond Funds - 48.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	9,030,660	90,306,597
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	11,356,459	86,990,478
Fidelity Series Corporate Bond Fund (b)	7,640,063	71,434,591
Fidelity Series Emerging Markets Debt Fund (b)	816,414	7,078,311
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	188,645	1,820,424
Fidelity Series Floating Rate High Income Fund (b)	134,117	1,162,793
Fidelity Series Government Bond Index Fund (b)	13,193,678	119,930,537
Fidelity Series High Income Fund (b)	762,525	6,816,975
Fidelity Series International Developed Markets Bond Index Fund (b)	7,707,468	65,821,773
Fidelity Series Investment Grade Bond Fund (b)	10,944,572	110,211,836
Fidelity Series Investment Grade Securitized Fund (b)	7,245,013	65,639,821
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,785,793	36,168,275
Fidelity Series Real Estate Income Fund (b)	120,745	1,221,935
TOTAL BOND FUNDS (Cost $703,051,332)		664,604,346

Domestic Equity Funds - 27.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	3,067,667	83,563,250
Fidelity Series Commodity Strategy Fund (b)	161,208	17,283,059
Fidelity Series Large Cap Growth Index Fund (b)	1,707,164	53,400,082
Fidelity Series Large Cap Stock Fund (b)	1,810,635	53,449,946
Fidelity Series Large Cap Value Index Fund (b)	4,662,142	98,744,177
Fidelity Series Small Cap Core Fund (b)	1,049,218	17,039,299
Fidelity Series Small Cap Opportunities Fund (b)	511,282	10,333,001
Fidelity Series Value Discovery Fund (b)	1,898,194	35,420,299
TOTAL DOMESTIC EQUITY FUNDS (Cost $223,176,633)		369,233,113

International Equity Funds - 22.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,159,723	24,261,415
Fidelity Series Canada Index Fund (b)	738,714	7,387,139
Fidelity Series Emerging Markets Fund (b)	1,449,883	22,125,210
Fidelity Series Emerging Markets Opportunities Fund (b)	2,775,881	89,216,814
Fidelity Series International Growth Fund (b)	2,061,996	44,477,260
Fidelity Series International Index Fund (b)	1,021,266	16,983,645
Fidelity Series International Small Cap Fund (b)	579,242	10,953,469
Fidelity Series International Value Fund (b)	2,613,259	43,745,958
Fidelity Series Overseas Fund (b)	2,724,983	44,117,476
Fidelity Series Select International Small Cap Fund (b)	70,793	1,095,175
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $196,200,140)		304,363,561

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	376,399	3,752,695
Fidelity Series Treasury Bill Index Fund (b)	1,678,298	16,699,069
TOTAL SHORT-TERM FUNDS (Cost $20,419,179)		20,451,764

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.64	20,000	19,970
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	670,000	669,933
US Treasury Bills 0% 7/23/2026 (d)	3.63	1,520,000	1,516,667
US Treasury Bills 0% 7/30/2026 (d)	3.62	440,000	438,726
US Treasury Bills 0% 8/27/2026 (d)	3.62	110,000	109,361
US Treasury Bills 0% 8/6/2026 (d)	3.63	80,000	79,711
US Treasury Bills 0% 9/10/2026 (d)	3.66	190,000	188,634
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	530,000	525,814
US Treasury Bills 0% 9/24/2026 (d)	3.72	20,000	19,825
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,568,643)			3,568,641

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	2,040,370	2,040,778
Fidelity Series Government Money Market Fund (b)(f)	3.73	5,916,550	5,916,550
TOTAL MONEY MARKET FUNDS (Cost $7,957,328)			7,957,328

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,154,373,255)	1,370,178,753
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,133,576)
NET ASSETS - 100.0%	1,369,045,177

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	586	9/2026	65,796,813	522,749
CBOT US Treasury Long Bond Contracts (United States)	60	9/2026	6,783,750	163,009
ICE MSCI EAFE Index Contracts (United States)	27	9/2026	4,246,155	(9,431)
TOTAL LONG				676,327
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(42)	9/2026	(6,395,760)	(203,327)
CME E-Mini S&P 500 Index Contracts (United States)	(63)	9/2026	(23,776,988)	(277,926)
ICE MSCI Emerging Markets Index Contracts (United States)	(3)	9/2026	(263,595)	(8)
TOTAL SHORT				(481,261)
TOTAL FUTURES CONTRACTS				195,066

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,568,641.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,650,924	7,274,957	7,885,078	11,040	(25)	-	2,040,778	2,040,370	0.0%
Total	2,650,924	7,274,957	7,885,078	11,040	(25)	-	2,040,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	78,881,979	15,227,599	4,312,457	47,615	1,942	507,534	90,306,597	9,030,660
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	82,985,084	7,867,415	4,384,328	43,792	(71,247)	593,554	86,990,478	11,356,459
Fidelity Series Blue Chip Growth Fund	76,584,364	4,240,137	18,160,514	-	2,769,200	18,130,063	83,563,250	3,067,667
Fidelity Series Canada Fund	30,296,316	1,364,790	8,659,693	-	202,206	1,057,796	24,261,415	1,159,723
Fidelity Series Canada Index Fund	-	7,387,139	-	-	-	-	7,387,139	738,714
Fidelity Series Commodity Strategy Fund	17,624,597	5,669,166	5,165,614	-	(149,616)	(695,474)	17,283,059	161,208
Fidelity Series Corporate Bond Fund	68,611,296	6,913,451	3,972,802	853,209	(17,348)	(100,006)	71,434,591	7,640,063
Fidelity Series Emerging Markets Debt Fund	6,687,721	531,131	378,747	97,187	1,685	236,521	7,078,311	816,414
Fidelity Series Emerging Markets Debt Local Currency Fund	1,760,790	96,014	98,548	-	1,496	60,672	1,820,424	188,645
Fidelity Series Emerging Markets Fund	17,795,497	1,946,615	1,680,226	-	104,901	3,958,423	22,125,210	1,449,883
Fidelity Series Emerging Markets Opportunities Fund	72,305,607	6,465,181	7,871,151	-	589,639	17,727,538	89,216,814	2,775,881
Fidelity Series Floating Rate High Income Fund	1,142,117	91,456	70,394	20,692	(932)	546	1,162,793	134,117
Fidelity Series Government Bond Index Fund	115,164,108	13,110,759	7,346,162	1,119,789	(54,682)	(943,486)	119,930,537	13,193,678
Fidelity Series Government Money Market Fund	4,221,417	3,974,925	2,279,792	50,839	-	-	5,916,550	5,916,550
Fidelity Series High Income Fund	6,520,534	563,819	371,862	106,415	746	103,738	6,816,975	762,525
Fidelity Series International Developed Markets Bond Index Fund	61,233,265	7,452,509	3,262,895	513,289	(5,603)	404,497	65,821,773	7,707,468
Fidelity Series International Growth Fund	42,694,162	1,879,295	6,670,007	-	472,360	6,101,450	44,477,260	2,061,996
Fidelity Series International Index Fund	16,474,967	653,255	1,801,195	-	74,935	1,581,683	16,983,645	1,021,266
Fidelity Series International Small Cap Fund	12,331,117	275,232	2,760,609	-	321,956	785,773	10,953,469	579,242
Fidelity Series International Value Fund	42,797,197	2,489,558	4,615,292	-	206,292	2,868,203	43,745,958	2,613,259
Fidelity Series Investment Grade Bond Fund	106,300,025	11,281,178	6,597,506	1,143,355	(39,449)	(732,412)	110,211,836	10,944,572
Fidelity Series Investment Grade Securitized Fund	64,193,510	6,098,603	4,233,987	710,746	(4,508)	(413,797)	65,639,821	7,245,013
Fidelity Series Large Cap Growth Index Fund	48,825,075	4,269,659	8,289,868	204,970	779,308	7,815,908	53,400,082	1,707,164
Fidelity Series Large Cap Stock Fund	47,840,058	3,171,943	4,160,063	-	233,575	6,364,433	53,449,946	1,810,635
Fidelity Series Large Cap Value Index Fund	90,777,406	3,501,822	9,109,917	-	958,066	12,616,800	98,744,177	4,662,142
Fidelity Series Long-Term Treasury Bond Index Fund	31,590,618	6,990,216	2,364,724	312,587	(74,248)	26,413	36,168,275	6,785,793
Fidelity Series Overseas Fund	42,812,331	1,735,231	5,626,486	-	281,714	4,914,686	44,117,476	2,724,983
Fidelity Series Real Estate Income Fund	1,199,095	79,530	70,399	10,777	467	13,242	1,221,935	120,745
Fidelity Series Select International Small Cap Fund	1,027,515	25,465	58,748	-	6,494	94,449	1,095,175	70,793
Fidelity Series Short-Term Credit Fund	3,909,651	164,142	309,660	42,198	(671)	(10,767)	3,752,695	376,399
Fidelity Series Small Cap Core Fund	16,024,822	1,911,020	3,750,710	584,133	533,164	2,321,003	17,039,299	1,049,218
Fidelity Series Small Cap Opportunities Fund	8,914,586	328,625	714,389	-	48,380	1,755,799	10,333,001	511,282
Fidelity Series Treasury Bill Index Fund	19,322,267	4,631,045	7,254,296	169,851	-	53	16,699,069	1,678,298
Fidelity Series Value Discovery Fund	32,575,806	1,372,326	2,348,121	-	68,834	3,751,454	35,420,299	1,898,194
	1,271,424,900	133,760,251	138,751,162	6,031,444	7,239,056	90,896,289	1,364,569,334

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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